PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES
Schedule of prepaid expenses
	December 31,	December 31,
	2022	2021
Insurance	$150,344	$4,286
Deposit	15,736	-
Rent	-	8,267
Other	34,825	-
Prepaid expenses	$200,905	$12,553